Property and equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property and equipment
Schedule of property and equipment
Cost	Computers and equipment	Leasehold improvements	Right of use assets	Total
At December 31, 2023	$934	$182	$1,915	$3,031
Additions	-	-	613	613
Effect of movements in exchange rates	53	1	55	109
At December 31, 2024	$987	$183	$2,583	$3,753
Additions - business combinations (note 4)	105	-	396	501
Effect of movements in exchange rates	(34)	(1)	(33)	(68)
At December 31, 2025	$1,058	$182	$2,946	$4,186

Accumulated amortization	Computers and equipment	Leasehold improvements	Right of use assets	Total
At December 31, 2023	$724	$174	$1,397	$2,295
Amortization	120	2	316	438
Effect of movements in exchange rates	33	1	31	65
At December 31, 2024	$877	$177	$1,744	$2,798
Amortization	109	2	383	494
Effect of movements in exchange rates	(28)	-	(23)	(51)
At December 31, 2025	$958	$179	$2,104	$3,241

Carrying amounts	Computers and equipment	Leasehold improvements	Right of use assets	Total
At December 31, 2024	$110	$6	$839	$955
At December 31, 2025	$100	$3	$842	$945